Details of Significant Accounts - Current financial assets at amortized cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Current financial assets at amortized cost	$ 36,300	$ 36,000
Non-current financial assets at amortized cost	10,173	0
Interest income from financial assets at amortized cost	$ 1,541	$ 1,898	$ 5,309